Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Current assets
Cash and cash equivalents	$ 8,030	$ 8,893	$ 774
Restricted cash			50
Short-term investments	16,500	14,000
Grants receivable	363	143	184
Other current assets	690	475	87
Total current assets	25,583	23,511	1,095
Property and equipment, net	362	341	53
Intangible assets, net	1,573	1,630	1,672
Other assets	1,752	8	4
Total assets	29,270	25,490	2,824
Current liabilities
Accounts payable	1,253	792	118
Accrued expenses	921	359	369
Deferred revenue		212
Current portion of debt and capital lease		1	1,007
Total current liabilities	2,174	3,460	1,494
Long-term liabilities
Debt and capital lease, net of current portion			16
Warrant liabilities	551	110	80
Total liabilities	2,725	3,570	1,590
Commitments and contingencies
Convertible preferred stock, value		58,103	32,524
Stockholders' (deficit) equity
Common stock, value
Additional paid-in capital	12,637	12,243	12,146
Accumulated deficit	(59,813)	(48,426)	(43,436)
Total stockholders' (deficit) equity	(47,176)	(36,183)	(31,290)
Total liabilities, convertible preferred stock and stockholders' (deficit) equity	29,270	25,490	2,824
Series B purchase rights [Member]
Current liabilities
Series B purchase rights		2,096
Series A-1 convertible preferred stock [Member]
Long-term liabilities
Convertible preferred stock, value	21,527	21,526	21,526
Series A-1A convertible preferred stock [Member]
Long-term liabilities
Convertible preferred stock, value	10,998	10,998	10,998
Series B-1 convertible preferred stock [Member]
Long-term liabilities
Convertible preferred stock, value	6,539	6,539
Series B-2 convertible preferred stock [Member]
Long-term liabilities
Convertible preferred stock, value	19,040	19,040
Series B-3 convertible preferred stock [Member]
Long-term liabilities
Convertible preferred stock, value	15,617
Pro forma [Member]
Current assets
Cash and cash equivalents	8,030	19,615
Short-term investments	16,500	14,000
Grants receivable	363	143
Other current assets	690	475
Total current assets	25,583	34,233
Property and equipment, net	362	341
Intangible assets, net	1,573	1,630
Other assets	1,752	8
Total assets	29,270	36,212
Current liabilities
Accounts payable	1,253	792
Accrued expenses	921	359
Deferred revenue		212
Current portion of debt and capital lease		1
Total current liabilities	2,174	1,364
Long-term liabilities
Warrant liabilities
Total liabilities	2,174	1,364
Commitments and contingencies
Stockholders' (deficit) equity
Common stock, value	9	9
Additional paid-in capital	86,900	83,265
Accumulated deficit	(59,813)	(48,426)
Total stockholders' (deficit) equity	27,096	34,848
Total liabilities, convertible preferred stock and stockholders' (deficit) equity	29,270	36,212
Pro forma [Member] | Series B purchase rights [Member]
Current liabilities
Series B purchase rights
Pro forma [Member] | Series A-1 convertible preferred stock [Member]
Long-term liabilities
Convertible preferred stock, value
Pro forma [Member] | Series A-1A convertible preferred stock [Member]
Long-term liabilities
Convertible preferred stock, value
Pro forma [Member] | Series B-1 convertible preferred stock [Member]
Long-term liabilities
Convertible preferred stock, value
Pro forma [Member] | Series B-2 convertible preferred stock [Member]
Long-term liabilities
Convertible preferred stock, value
Pro forma [Member] | Series B-3 convertible preferred stock [Member]
Long-term liabilities
Convertible preferred stock, value